Quarterly Holdings Report
for

Fidelity® Health Savings Fund

December 31, 2020

HSF-QTLY-0221
1.9897532.100

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.5%
	Shares	Value
Fidelity Emerging Markets Equity Central Fund (a)	2,290	$661,381
Fidelity International Equity Central Fund (a)	7,553	728,549
Fidelity Real Estate Equity Central Fund (a)	156	18,211
Fidelity U.S. Equity Central Fund (a)	18,737	2,170,284
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,067,840)		3,578,425

Fixed-Income Central Funds - 41.5%
High Yield Fixed-Income Funds - 12.7%
Fidelity Emerging Markets Debt Central Fund (a)	134,474	1,260,022
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	500	54,165
Fidelity Floating Rate Central Fund (a)	932	92,316
Fidelity High Income Central Fund (a)	1,734	190,067

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,596,570

Investment Grade Fixed-Income Funds - 28.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	17,540	1,914,349
Fidelity Investment Grade Bond Central Fund (a)	14,521	1,700,012

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,614,361

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $5,109,738)		5,210,931

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 0.11% (b)
(Cost $886)	886	886

Investment Companies - 2.3%
JPMorgan BetaBuilders Japan ETF	3,793	106,204
Market Vectors Gold Miners ETF	4,861	175,093
TOTAL INVESTMENT COMPANIES
(Cost $230,263)		281,297

Fixed-Income Funds - 27.7%
Fidelity International Bond Index Fund (c)	226,892	2,321,100
Fidelity Long-Term Treasury Bond Index Fund (c)	72,535	1,156,930
TOTAL FIXED-INCOME FUNDS
(Cost $3,488,728)		3,478,030
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,897,455)		12,549,569
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,263
NET ASSETS - 100%		$12,555,832

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$11,399
Fidelity Emerging Markets Debt Local Currency Central Fund	487
Fidelity Emerging Markets Equity Central Fund	2,732
Fidelity Floating Rate Central Fund	567
Fidelity High Income Central Fund	2,419
Fidelity Inflation-Protected Bond Index Central Fund	24,633
Fidelity International Equity Central Fund	2,302
Fidelity Investment Grade Bond Central Fund	41,711
Fidelity Real Estate Equity Central Fund	182
Fidelity U.S. Equity Central Fund	16,202
Total	$102,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$754,232	$463,496	$1,440	$(14)	$43,748	$1,260,022	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	34,051	17,286	--	--	2,828	54,165	0.0%
Fidelity Emerging Markets Equity Central Fund	345,376	221,212	508	113	95,188	661,381	0.0%
Fidelity Floating Rate Central Fund	34,237	56,855	53	--	1,277	92,316	0.0%
Fidelity High Income Central Fund	129,693	70,489	18,018	(18)	7,921	190,067	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	1,225,239	687,981	1,534	(8)	2,671	1,914,349	0.1%
Fidelity International Equity Central Fund	428,306	274,338	49,529	232	75,202	728,549	0.0%
Fidelity Investment Grade Bond Central Fund	1,218,676	671,720	175,825	383	(14,942)	1,700,012	0.0%
Fidelity Real Estate Equity Central Fund	10,874	6,299	14	1	1,051	18,211	0.0%
Fidelity U.S. Equity Central Fund	1,166,794	901,867	130,333	6,107	225,849	2,170,284	0.0%
Total	$5,347,478	$3,371,543	$377,254	$6,796	$440,793	$8,789,356

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Bond Index Fund	$1,422,603	$954,698	$67,499	$8,093	$103	$11,195	$2,321,100
Fidelity Long-Term Treasury Bond Index Fund	548,472	654,858	864	23,760	(46)	(45,490)	1,156,930
Total	$1,971,075	$1,609,556	$68,363	$31,853	$57	$(34,295)	$3,478,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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